Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 696,838	$ 535,171
Short-term deposits and restricted cash	532	45,990
Trade receivables	67,994	73,900
Short-term derivative instruments	3,177	2,918
Other investments	215,797	344,780
Other current assets	111,703	58,956
Total current assets	1,096,041	1,061,715
Non-current assets
Investment in ZIM (associated company)	0	427,059
Investment in OPC's associated companies	703,156	652,358
Long-term restricted cash	16,237	15,146
Long-term derivative instruments	14,178	16,077
Deferred taxes	15,862	6,382
Property, plant and equipment, net	1,714,825	1,222,421
Intangible assets, net	321,284	220,795
Long-term prepaid expenses and other non-current assets	52,342	23,323	[1]
Right-of-use assets, net	174,515	126,784	[1]
Total non-current assets	3,012,399	2,710,345
Total assets	4,108,440	3,772,060
Current liabilities
Current maturities of loans from banks and others	169,627	39,262
Trade and other payables	181,898	133,415
Short-term derivative instruments	2,311	889
Current tax liabilities	0	653
Deferred taxes	0	1,285
Current maturities of lease liabilities	4,963	17,474
Total current liabilities	358,799	192,978
Non-current liabilities
Long-term loans from banks and others	906,243	610,434
Debentures	454,163	513,375
Deferred taxes	136,590	97,800
Other non-current liabilities	109,882	41,388
Long-term derivative instruments	15,996	10
Long-term lease liabilities	56,543	20,157
Total non-current liabilities	1,679,417	1,283,164
Total liabilities	2,038,216	1,476,142
Equity
Share capital	50,134	50,134
Translation reserve	(3,658)	1,206
Capital reserve	69,792	42,553
Accumulated profit	1,087,041	1,504,592
Equity attributable to owners of the Company	1,203,309	1,598,485
Non-controlling interests	866,915	697,433
Total equity	2,070,224	2,295,918
Total liabilities and equity	$ 4,108,440	$ 3,772,060

[1]	Reclassified